Segment Information and Sales to Significant Customers - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Revenue, Major Customer [Line Items]
Minimum percentage of total revenue accounted for one customer	10.00%	10.00%	10.00%
Revenue [Member] | Customer [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue from significant customer	23.00%	27.00%	33.00%